Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Taxes
Schedule of prepaid taxes

	December 31, 2019	December 31, 2018
Prepaid corporation income tax	$356,121	$—
Prepaid value-added tax	2,040,228	2,136,988

Total	$2,396,349	$2,136,988

Schedule of taxes payable

	December 31,	December 31,
	2019	2018

Corporation income tax payable	$—	$227,386
Other tax payable	102,704	117,177

Total	$102,704	$344,563

Schedule of effective tax rates reconciliation

	Years ended December 31,
	2019	2018	2017
Statutory PRC income tax rate	25%	25%	25%
Favorable tax rate impact (a)	(11)%	(8)%	(10)%
Permanent difference and others	4%	(1)%	2%
Changes of deferred tax assets valuation allowances	(22)%	35%	17%
Total	(4)%	51%	34%

(a)Two of the Company’s subsidiaries, Tantech Bamboo and Shangchi Automobile are subject to tax rate of 15%.

Schedule of provision for income

	Years ended December 31,
	2019	2018	2017
Current	$529,162	$1,031,158	$1,334,254
Deferred	(165,500)	—	193,749
Total	$363,662	$1,031,158	$1,528,003

Schedule of components of deferred tax assets and liabilities

	December 31,	December 31,
	2019	2018
Deferred tax assets:
Allowance for doubtful accounts and other reserves and impairments	$4,426,306	$2,389,719
Valuation allowance	(4,426,306)	(2,389,719)
Total	$—	$—

Deferred tax liability:
Increase in fair value of intangible assets acquired through acquisition	$1,949,004	$2,053,512
Impairment of intangible assets acquired through acquisition	(164,129)	—
Total	$1,784,875	$2,053,512